K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi

D 202.778.9351

F 202.778.9100

mark.amorosi@klgates.com

February 11, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 120 to the Registration Statement
on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Real Estate Portfolio, EQ/Calvert Socially Responsible Portfolio, and EQ/Money Market Portfolio (the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Prospectus and the Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 114 to the Trust’s Registration Statement which was filed with the Securities and Exchange Commission (the “SEC”) on April 24, 2015. The Part C of the Registration Statement included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 118 to the Trust’s Registration Statement, which was filed with the SEC on December 17, 2015. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement to include information regarding strategy, sub-adviser and name changes for certain Portfolios of the Trust, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 26, 2016 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 25, 2016. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

February 11, 2016

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely, /s/ Mark C. Amorosi Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha T. Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC